Share Capital and Warrants	9 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

16. SHARE CAPITAL AND WARRANTS
Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	September 30, 2024		December 31, 2023
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,871,868	16,031	1,909,190	16,320
Issued Upon Exercise of Warrants	3,820	38	2,610	26
Issued Under Stock Option Plans	5,017	67	3,679	58
Purchase of Common Shares Under NCIB	(51,235)	(439)	(43,611)	(373)
Outstanding, End of Period	1,829,470	15,697	1,871,868	16,031
As at September 30, 2024, there were 48.7 million (December 31, 2023 – 45.5 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
For the nine months ended September 30, 2024, the Company purchased and cancelled 51.2 million common shares through the existing NCIB. The shares were purchased at a volume weighted average price of $25.60 per common share for a total of $1.3 billion. Paid in surplus was reduced by $898 million, representing the excess of the purchase price of the common shares over their average carrying value of $873 million and taxes paid of $25 million.
From October 1, 2024, to October 28, 2024, the Company purchased an additional 2.5 million common shares for $59 million. As at October 28, 2024, the Company can further purchase up to 68.9 million common shares under the NCIB. The current NCIB will expire on November 8, 2024.
On October 30, 2024, the Company received approval from the Board of Directors to apply to the TSX for an additional NCIB program. Subject to acceptance by the TSX, the Company will be able to purchase up to approximately 127 million common shares under the NCIB program for a period of twelve months from the date the program is renewed.
D) Issued and Outstanding – Preferred Shares
For the nine months ended September 30, 2024, there were no preferred shares issued. As at September 30, 2024, there were 36 million preferred shares outstanding (December 31, 2023 – 36 million), with a carrying value of $519 million (December 31, 2023 – $519 million).

As at September 30, 2024	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	5.94	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94	6,000
(1) The floating-rate dividend was 6.77 percent from December 31, 2023, to March 30, 2024, 6.71 percent for the period from March 31, 2024, to June 29, 2024, and 6.60 percent from June 30, 2024 to September 29, 2024.
E) Issued and Outstanding – Warrants

	September 30, 2024		December 31, 2023
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	7,625	25	55,720	184
Exercised	(3,820)	(13)	(2,610)	(8)
Purchased and Cancelled	—	—	(45,485)	(151)
Outstanding, End of Period	3,805	12	7,625	25
The exercise price of the warrants is $6.54 per share. The warrants expire on January 1, 2026.